FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: December 31, 1999

               Check here if Amendment [ ]: Amendment Number: _________________

                          This Amendment (Check only one.):

                                   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-6882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
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[Signature]
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New York, NY
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[City, State]
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2/10/00
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[Date]

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Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           1

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Form 13F Information Table Entry Total:      32

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Form 13F Information Table Value Total:
   $130,850   (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      1
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


______________
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

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
                                                                                  STEPHEN A. FEINBERG
                                                                                        FORM 13F
                                                                                   December 31, 1999

   Column 1                      Column 2        Column 3   Column 4          Column 5        Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of Class     CUSIP     Value   Shares or SH/PRN Put/Call Investment  Other             Voting
                                                                                                                           Authority
                                                          (x$1000)  Prin. Amt.               Discretion  Managers  Sole     Shared

AMERICAN SKIING COMPANY         COMMON STOCK     029654308  $4,312  1,352,800   SH             SOLE       N/A       X
ATLANTIC GULF                   PREFERRED STOCK  048556203    $303     30,270   SH             SOLE       N/A       X
BROOKE GROUP LTD                COMMON STOCK     112525100    $377     25,259   SH             SOLE       N/A       X
CADILLAC FAIRVIEW CORP.         COMMON STOCK     126929207    $740     32,179   SH             SOLE       N/A       X
CALIFORNIA COASTAL              COMMON STOCK     129915104    $827    127,209   SH             SOLE       N/A       X
CAPITOL FEDERAL FINANCIAL CORP  COMMON STOCK     14057C106 $11,217  1,150,500   SH             SOLE       N/A       X
CORT BUSINESS SERVICES CORP.    COMMON STOCK     220493100  $2,324    135,200   SH             SOLE       N/A       X
CRONOS GROUP, N.V.              COMMON STOCK     L20708100  $1,436    287,200   SH             SOLE       N/A       X
CRYSTAL GAS STORAGE             COMMON STOCK     229241104  $2,148     37,800   SH             SOLE       N/A       X
ECHELON CORP.                   COMMON STOCK     27874N105    $683     29,700   SH             SOLE       N/A       X
EINSTEIN/NOAH BAGEL CORP.       CONV. NOTE       282577AC9  $5,388 10,775,000   PRN            SOLE       N/A       X
ELITE NETWORK                   COMMON STOCK     28659M106    $160     15,000   SH             SOLE       N/A       X
FIRST UNION REAL ESTATE         COMMON STOCK     337400105  $8,382  1,764,699   SH             SOLE       N/A       X
FIRST UNION REAL ESTATE         PREFERRED STOCK  337400303    $614     30,500   SH             SOLE       N/A       X
FRIENDLY'S ICE CREAM CORP.      COMMON STOCK     358497105    $350     79,935   SH             SOLE       N/A       X
HEALTH FITNESS CORP.            COMMON STOCK     42217V102    $127    203,679   SH             SOLE       N/A       X
ICO GLOBAL COMMUNICATIONS       COMMON STOCK     G4705T109  $1,714  1,714,284   SH             SOLE       N/A       X
ISB FINANCIAL CORP.             COMMON STOCK     450091103  $2,002    145,600   SH             SOLE       N/A       X
MTR GAMING GROUP, INC.          COMMON STOCK     553769100  $1,238    412,500   SH             SOLE       N/A       X
NUCENTRIX BROADBAND NETWORKS    COMMON STOCK     670198100 $31,677  1,306,266   SH             SOLE       N/A       X
PENN TRAFFIC COMPANY            COMMON STOCK     707832200  $1,615    179,400   SH             SOLE       N/A       X
RAMTRON INTERNATIONAL CORP.     COMMON STOCK     751907106    $901    138,679   SH             SOLE       N/A       X
REPUBLIC NEW YORK CORP          COMMON STOCK     760719104  $2,880     40,000   SH             SOLE       N/A       X
SANDS REGENT                    COMMON STOCK     800091100    $634    382,800   SH             SOLE       N/A       X
SOLUTIA INC.                    COMMON STOCK     834376105    $151     10,000   SH             SOLE       N/A       X
SPEEDUS.COM                     COMMON STOCK     847723103    $102     21,548   SH             SOLE       N/A       X
TSI INC./MINNESOTA              COMMON STOCK     872876107  $4,358    370,900   SH             SOLE       N/A       X
TRANS WORLD ENTERTAINMENT CORP. COMMON STOCK     89336Q100 $41,935  3,993,781   SH             SOLE       N/A       X
UTAH MEDICAL PRODUCTS, INC.     COMMON STOCK     917488108    $104     15,400   SH             SOLE       N/A       X
VION PHARMACEUTICALS, INC.      COMMON STOCK     927624106    $145     25,000   SH             SOLE       N/A       X
VITRAN CORP.                    COMMON STOCK     9285OE107    $391     72,700   SH             SOLE       N/A       X
WATKINS  JOHNSON COMPANY        COMMON STOCK     942486101  $1,616      7,400   SH             SOLE       N/A       X

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